INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of gross and net inventories

In millions	December 31, 2025	December 31, 2024
Gross inventories	$1,663.9	$1,263.5
Net realizable value valuation provision	(41.8)	(40.2)
Net inventories	$1,622.1	$1,223.3

In millions	December 31, 2025	December 31, 2024
Net inventories
Finished goods	$1,526.5	$1,142.1
Work in progress	50.8	44.6
Raw materials and consumables	44.8	36.6
Total	$1,622.1	$1,223.3